Goodwill and other intangible assets - Summary of Carrying Value of Goodwill and Indefinite Life Brands Allocated to Cash-generating Units for Impairment Testing (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 237	$ 232
Brands	193	193
Americas Managed [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	63	63
Brands	193	193
Americas franchised [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	37	37
Europe managed [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	21	21
Europe franchised [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	10	10
Amea managed and franchised [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 106	$ 101